Document and Entity Information	Feb. 28, 2019
Prospectus [Line Items]
Document Type	497
Document Period End Date	Feb. 28, 2019
Entity Registrant Name	Aberdeen Standard Investments ETFs
Entity Central Index Key	0001597934
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2018
Entity Inv Company Type	N-1A
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	BCI
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	BCD
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	AOIL